PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	68	3,152	495
Advances to suppliers	4,467	3,621	568
Amounts due from affiliates and subsidiaries	58,341	80,640	12,654
Other current assets	1,187	110	17
Total current assets	64,063	87,523	13,734
Non-current assets:
Investments in subsidiaries	(49,424)	(59,917)	(9,402)
Other assets	—	—	—
TOTAL ASSETS	14,639	27,606	4,332

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Short-term debts	2,232	27,859	4,373
Amounts due to related parties	4,206	1,347	211
Accrued expenses and other current liabilities	5,253	2,899	454
Total liabilities	11,691	32,105	5,038

Shareholders’ (deficit) equity:
Class A Ordinary shares (US$0.01 par value per share; 70,000,000 shares authorized, 9,192,660 and 16,604,402 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	618	1,096	172
Class B Ordinary shares (US$0.01 par value per share; 30,000,000 authorized, 2,863,100 and 2,773,100 shares issued and outstanding as of December 31, 2020 and 2021)	191	185	29
Additional paid-in capital	354,295	465,334	73,021
Accumulated deficit	(356,951)	(475,646)	(74,639)
Accumulated other comprehensive income	4,795	4,532	711
Total shareholders’ (deficit) equity	2,948	(4,499)	(706)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	14,639	27,606	4,332

Schedule of condensed statements of comprehensive loss

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating loss:
Selling and marketing expenses	(5,393)	(3,922)	(6,380)	(1,001)
Research and development expenses	(2,534)	(4,800)	(8,893)	(1,396)
General and administrative expenses	(31,884)	(33,499)	(48,328)	(7,584)

Loss from operations	(39,811)	(42,221)	(63,601)	(9,981)
Interest expense	(1,576)	(393)	(3,737)	(586)
Other (expense) income, net	23	(692)	214	34
Change in fair value of convertible debt	(5,296)	6,630	(9,073)	(1,424)
Share of losses of subsidiaries	(54,400)	(43,799)	(42,498)	(6,671)

Loss before income taxes and net loss	(101,060)	(80,475)	(118,695)	(18,628)

Other comprehensive income, net of tax
— Fair value change relating to Company’s own credit risk on convertible loan	(955)	(108)	—	—
— Foreign currency translation adjustment	2,978	2,793	(263)	(41)
Total comprehensive loss	(99,037)	(77,790)	(118,958)	(18,669)

Schedule of condensed statements of cash flows

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash used in operating activities	(11,922)	(65,043)	(33,402)	(5,243)
Net cash used in investing activities	(31,415)	(79,461)	(31,315)	(4,914)
Net cash provided by financing activities	39,648	144,408	68,001	10,670
Effect of exchange rate changes on cash and cash equivalents	30	120	(200)	(29)
Net increase (decrease) in cash and cash equivalents	(3,659)	24	3,084	484
Cash and cash equivalents at beginning of year	3,703	44	68	11
Cash and cash equivalents at end of year	44	68	3,152	495